      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 19, 2007

                                                               FILE NO. 33-68666
                                        INVESTMENT COMPANY ACT FILE NO. 811-8004
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              ---------------------

                                    FORM N-1A

                              ---------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
   PRE-EFFECTIVE AMENDMENT NO.                                    [ ]
   POST-EFFECTIVE AMENDMENT NO. 83                                [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
   AMENDMENT NO. 85                                               [X]

                                   ----------

                                   ASTON FUNDS
                        FORMERLY KNOWN AS ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                   ----------

                            120 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60602
          (Address of Principal Executive Offices, including Zip Code)
       Registrant's Telephone Number, Including Area Code: (312) 268-1400

                         KENNETH C. ANDERSON, PRESIDENT
                                   ASTON FUNDS
                            120 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60602
                     (Name and Address of Agent for Service)

                                   ----------

                                   COPIES TO:
                                CATHY G. O'KELLY
                     VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485; or

[X]  on August 1, 2007 pursuant to paragraph (b) of Rule 485; or

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485; or

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485; or

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485; or

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 81 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 81 under the Securities Act of 1933 and Amendment No. 83 under the Investment Company Act of 1940, as filed with the Commission on May 9, 2007.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, certifies that it meets all of the requirements for the effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 19th day of July, 2007.

                                        Aston Funds
                                        (formerly known as ABN AMRO Funds)


                                        By /s/ Kenneth C. Anderson
                                           -------------------------------------
                                           Kenneth C. Anderson, President &
                                           Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacity and on the 19th day of July, 2007.

        SIGNATURE                         CAPACITY                      DATE
-------------------------   ------------------------------------   -------------


/s/ Stuart D. Bilton*            Chairman, Board of Trustees
-------------------------
Stuart D. Bilton


/s/ Nathan Shapiro*                        Trustee
-------------------------
Nathan Shapiro


/s/ Gregory T. Mutz*                       Trustee
-------------------------
Gregory T. Mutz


/s/ Leonard F. Amari*                      Trustee
-------------------------
Leonard F. Amari


/s/ Robert A. Kushner*                     Trustee
-------------------------
Robert A. Kushner


/s/ Robert B. Scherer*                     Trustee
-------------------------
Robert B. Scherer


/s/ Denis Springer*                        Trustee
-------------------------
Denis Springer


/s/ Kenneth C. Anderson                   President                July 19, 2007
-------------------------       (Principal Executive Officer)
Kenneth C. Anderson


/s/ Gerald F. Dillenburg    Secretary, Treasurer and Senior Vice   July 19, 2007
-------------------------    President (Chief Financial Officer,
Gerald F. Dillenburg          Chief Operating Officer and Chief
                                     Compliance Officer)


/s/ Gerald F. Dillenburg              Attorney-in-Fact             July 19, 2007
-------------------------
Gerald F. Dillenburg

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*    Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed as Exhibit (o)(1) of Post-Effective Amendment No. 76 to the Registration Statement filed on December 22, 2006.